Acquisition of Zhonglian	6 Months Ended
Dec. 31, 2025
Acquisition of Zhonglian [Abstract]
ACQUISITION OF ZHONGLIAN

3 — ACQUISITION OF ZHONGLIAN

On September 30, 2025, the Company closed acquisition of 51% of the equity interest of Zhonglian at cash consideration of RMB 25,500,000. As of December 31, 2025, the Company made cash consideration of RMB 8,150,000 with remaining balance of RMB 17,350,000 payable before October 2026. As of December 31, 2025, the Company recorded the payable of RMB 17,350,000 in the account of “payable for acquisition of a subsidiary” on the unaudited condensed consolidated balance sheets.

The Company has allocated the purchase price of Zhonglian based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by FASB. The Company used carrying amount of assets and liabilities as fair value, which approximate the fair value, and used cost approach to estimate the fair value of content assets which was primarily comprised software and copyrights. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and content assets identified as of the acquisition date and considered a number of factors including valuations from an independent appraiser firm. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in other operating expenses. The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Zhonglian based on a valuation performed by an independent valuation firm engaged by the Company.

As of September 30,
2025
RMB
(unaudited)
Net tangible assets (1)	70,307
Customer relationships (2)	11,600,000
License (3)	22,600,000
Goodwill	24,279,693
Deferred tax liabilities recognized	(8,550,000)
Less: non-controlling interest	(24,500,000)
Total purchase consideration	25,500,000

(1)	The following table is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible liabilities on September 30, 2025.
(2)	Customer relationships represent the value of existing customers and ongoing brokerage service relationships acquired in the transaction. The acquired business has an established customer base which is expected to generate future brokerage service fees. The estimated useful life of customer relationships is 7.25 years, reflecting the expected period over which the relationships will contribute to future cash flows. The asset will be amortized on a straight-line basis over its estimated useful life.
(3)	The license represents regulatory approval required to conduct insurance brokerage services in the PRC. The acquired entity operates through a nationwide network with multiple branch offices across various regions in mainland China. The license is considered to have an indefinite useful life as there is no foreseeable limit to the period over which it is expected to generate cash flows and there are no legal, regulatory or contractual provisions that limit its useful life. Accordingly, it is not amortized but will be tested for impairment annually or more frequently if events or changes in circumstances indicate potential impairment.

The Company has included the financial results of Zhonglian in its condensed consolidated statements of operations and comprehensive loss from the date of acquisition. Zhonglian’s revenues and net income from the acquisition date through December 31, 2025, as included in the Company’s condensed consolidated statements of operations and comprehensive loss, were RMB 46.9 million and RMB 12.1 million, respectively. If the business combination had occurred on July 1, 2025, Zhonglian’s financial results would have increased the Company’s revenues by RMB 47.9 million and increased net loss (excluding transaction costs) by RMB 1.7 million for the period presented.

As of September 30,
2025
RMB
ASSETS
Current Assets
Cash and cash equivalents	11,437,549
Restricted cash	5,894,326
Accounts receivable, net	17,011,672
Income tax recoverable	377,019
Prepaid expenses and other current assets, net	10,217,865
Total Current Assets	44,938,431

Property and equipment, net	971,900
Operating lease right of use assets	1,567,326
Restricted cash, noncurrent	5,000,000
Deferred tax assets	3,957,634
Total Non-Current Assets	11,496,860
Total Assets	56,435,291

LIABILITIES, AND SHAREHOLDERS’ EQUITY
Current Liabilities
Accounts payable	30,345,987
Operating lease liabilities, current	710,353
Accrued expenses and other liabilities	21,715,593
Total Current Liabilities	52,771,933

Deferred tax liabilities	2,958,195
Operating lease liabilities, noncurrent	634,856
Total Non-current Liabilities	3,593,051
Total Liabilities	56,364,984

Net tangible assets	70,307